Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of classes of share capital [Table Text Block]
	Number of shares	Amount
		$
Balance, December 31, 2016	201,829,207	556,256
Issued pursuant to exercise of share-based options (note 19(a))	1,620,750	5,185
Balance, December 31, 2017	203,449,957	561,441
Issued pursuant to private placement, net of share issuance cost (note 18(c))	22,354,657	17,412
Balance, December 31, 2018	225,804,614	578,853